Financial Information by Business Segment	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Financial Information by Business Segment
Financial Information by Business Segment
As a result of changes to the Company’s operations and organizational structure in 2016, the Company now manages its business in three operating segments: Exploration and Production, Rice Midstream Holdings and Rice Midstream Partners. Operating segments are evaluated on their contribution to the Company’s consolidated results based on operating income. Other income and expenses, interest and income taxes are managed on a consolidated basis. The segment accounting policies are the same as those described in Note 1 of these consolidated financial statements.
The operating results and assets of the Company’s reportable segments were as follows as of and for the year ended December 31, 2015:

(in thousands)	Exploration and Production	Rice Midstream Holdings	Rice Midstream Partners	Elimination of Intersegment Transactions	Consolidated Total
Operating revenues	$452,962	$27,364	$114,459	$(92,644)	$502,141
Operating expenses	944,117	13,671	52,423	(69,903)	940,308
Operating (loss) income	$(491,155)	$13,693	$62,036	$(22,741)	$(438,167)

Segment assets	$3,004,226	$300,148	$689,790	$(23,633)	$3,970,531
Goodwill	$—	$—	$39,142	$—	$39,142
Depreciation, depletion and amortization	$308,194	$2,786	$16,399	$(4,595)	$322,784
Capital expenditures for segment assets	$869,134	$156,013	$248,463	$(27,336)	$1,246,274

The operating results and assets of the Company’s reportable segments were as follows as of and for the year ended December 31, 2014:

(in thousands)	Exploration and Production	Rice Midstream Holdings	Rice Midstream Partners	Elimination of Intersegment Transactions	Consolidated Total
Operating revenues	$385,438	$852	$6,448	$(1,796)	$390,942
Operating expenses	356,019	10,126	37,015	(1,796)	401,364
Operating income (loss)	$29,419	$(9,274)	$(30,567)	$—	$(10,422)

Segment assets	$2,935,814	$149,044	$443,091	$—	$3,527,949
Goodwill	$294,908	$—	$39,142	$—	$334,050
Depreciation, depletion and amortization	$151,900	$205	$4,165	$—	$156,270
Capital expenditures for segment assets	$693,129	$107,319	$169,826	$—	$970,274

The operating results and assets of the Company’s reportable segments were as follows for the year ended December 31, 2013:

(in thousands)	Exploration and Production	Rice Midstream Holdings	Rice Midstream Partners	Elimination of Intersegment Transactions	Consolidated Total
Operating revenues	$88,604	$—	$498	$(415)	$88,687
Operating expenses	111,047	229	5,706	(415)	116,567
Operating loss	$(22,443)	$(229)	$(5,208)	$—	$(27,880)

Depreciation, depletion and amortization	$31,467	$158	$1,190	$—	$32,815
Capital expenditures for segment assets	$406,179	$14,964	$44,244	$—	$465,387